Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Ownership percentage of common stock, qualifying tax-free exchange	80.00%
Deferred tax assets, valuation allowance	$ 21,000	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	0	0
Operating loss carryforwards, federal	0
Operating loss carryforwards, state		0
Uncertain tax positions	$ 0	$ 0